Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management (Detail) (USD $) In Millions	Dec. 31, 2010
Futures and Forwards Contracts [Member]
Options Contracts [Line Items]
Notional amount	$ (8,216)
Options Contracts [Member]
Options Contracts [Line Items]
Notional amount	$ (1,679)